Related Party Transactions (Details Narrative) (10-K) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 29, 2016	Dec. 02, 2016	Jul. 02, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Feb. 04, 2016	Dec. 29, 2014
Equity method investment ownership percentage				50.00%		50.00%			50.00%		50.00%
Stock options granted to purchase of common stock									2,000,000
Consulting expense				$ 107,931	$ 197,983	$ 224,017	$ 327,236	$ 710,634	$ 687,054
Security deposit				9,408		9,408		9,408	19,912
Prepaid rent				25,837		25,837		76,006	181,796
Due to related parties				224,241		224,241		224,241	224,241
Debt discount				$ 1,102,779		$ 1,102,779		1,383,021	$ 1,472,824
Warrant exercise price per share				$ 0.15		$ 0.15			$ 0.15
Gross proceeds from exercise of warrants									$ 1,667
Fair value for warrant and debt discount						$ 1,448,293		$ 1,448,293
Series A Warrants [Member]
Warrant to purchase shares of common stock				16,666,667		16,666,667		16,666,667
Warrant exercise price per share				$ 0.15		$ 0.15		$ 0.15
Warrant expiring date						Dec. 01, 2021		Dec. 01, 2021
Series B Warrants [Member]
Warrant to purchase shares of common stock				16,666,650		16,666,650		16,666,650
Warrant exercise price per share				$ 0.15		$ 0.15		$ 0.15
Warrant expiring date						Dec. 01, 2021		Dec. 01, 2021
Gross proceeds from exercise of warrants						$ 1,667		$ 1,667
Debenture [Member]
Debt principal amount				$ 2,500,000		$ 2,500,000		$ 2,500,000
Debt instruments maturity date						Dec. 30, 2018		Dec. 30, 2018
Debt conversion price per share				$ 0.15		$ 0.15		$ 0.15
Average trading price percentage						50.00%		50.00%
Debenture [Member] | Common Stock [Member]
Debt instrument interest rate per annum				12.00%		12.00%		12.00%
Debt conversion price per share				$ 0.15		$ 0.15		$ 0.15
Wiz Wizard, LLC [Member]
Percentage of membership interest										50.00%
Bristol Capital Advisors, LLC [Member]
Lease term			5 years 3 months
Monthly lease payment			$ 8,118
Security deposit			9,137
Prepaid rent			$ 199,238
Rent expense under sublease						$ 40,969	83,268	$ 98,877	24,354
Board Member [Member]
Outsourced marketing expenses								7,500	5,809
Due to related parties								2,250	0
Bristol Investment Fund, Ltd [Member] | Securities Purchase Agreement [Member] | Board of Directors [Member]
Cash purchase price of securities		$ 2,500,000
Cash paid		$ 25,000
Number of common stock shares issued		500,000
Common stock grant fair value to cover legal fees		$ 85,000
Debt discount		$ 25,791
Wiz Wizard, LLC [Member]
Equity method investment ownership percentage											50.00%
Bristol Capital, LLC [Member]
Rent expense under sublease						40,969	83,268	98,877	24,354
Bristol Capital, LLC [Member] | Consulting Services Agreement [Member]
Debt monthly fee	$ 18,750
Stock options granted to purchase of common stock	600,000
Consulting expense				$ 40,608	$ 56,250	84,313	$ 112,500	208,106	80,132
Accrued consulting expense				$ 367,419		$ 367,419		283,106	$ 75,000
Bristol Capital, LLC [Member] | Consulting Services Agreement [Member]
Accrued consulting expense								$ 208,106